As filed via EDGAR with the Securities and Exchange Commission on November 8, 2012

File No. 333-45959

ICA No. 811-08649

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25	☒

E.I.I. REALTY SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

640 Fifth Avenue, 8th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 667-0974

Richard J. Adler

European Investors Incorporated

640 Fifth Avenue, 8th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copies to:

Susan J. Penry-Williams, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

If appropriate, check the following box:

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on this 8th day of November, 2012.

E.I.I. REALTY SECURITIES TRUST

(Registrant)

By:	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer and President

SIGNATURE	TITLE

/s/ Richard J. Adler Richard J. Adler	Chief Executive Officer, President and Trustee

/s/ Michael J. Meagher Michael J. Meagher	Chief Compliance Officer and Treasurer

/s/ Warren K. Greene * Warren K. Greene	Chairman of the Board and Trustee

/s/ Joseph Gyourko * Joseph Gyourko	Trustee

/s/ Juan M. Meyer * Juan M. Meyer	Trustee

/s/ Christian A. Lange Christian A. Lange	Trustee

/s/ Michael J. Abbott * Michael J. Abbott	Trustee

*	By Susan J. Penry-Williams, Esq., Attorney-In-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase